SHORT-TERM BANK LOANS AND OTHER BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%	3.625%
Interest expense on the bank loans	$ 42,167	$ 54,838	$ 56,084
Interest expense on other borrowings	$ 49,089	$ 269,729	$ 140,505
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	2.75%	3.50%
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate		3.375%
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%	2.25%